Commitments and Contingencies - Narrative (Detail) MMBTU in Thousands						1 Months Ended			12 Months Ended
	May 31, 2019	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	May 31, 2019 MMBTU	May 31, 2018 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Property, plant, and equipment, net									$ 57,185,000	$ 45,104,000
License payment, royalty payment										0
Operating and Maintenance Agreement
Other Commitments [Line Items]
Service agreement, periods							5 years
Operating and maintenance agreements, automatic extension periods							1 year
Property, plant, and equipment, net									100,000	100,000
Operating and Maintenance Agreement | Minimum
Other Commitments [Line Items]
Operating and maintenance agreements, fixed payments per year							$ 400,000
Take Or Pay Steam Supply Agreement
Other Commitments [Line Items]
Property, plant, and equipment, net									$ 100,000	100,000
Service agreement, percentage of steam receivable thereafter	50.00%
Take Or Pay Steam Supply Agreement | Maximum
Other Commitments [Line Items]
Service agreement, percentage of steam receivable during first year	25.00%
Service agreement, MMBtus per year generated | MMBTU | MMBTU						140
Joint Development Agreements
Other Commitments [Line Items]
Service agreement, periods									3 years
Property, plant, and equipment, net									$ 0	0
Patent License Agreement
Other Commitments [Line Items]
License agreement amount		$ 100,000	$ 500,000	$ 35,000
Royalty payment per year		5,000		25,000
Royalty payment, cumulative amount			500,000		$ 10,000,000
Upfront license fee royalty and a variable royalty, aggregate cap per facility			$ 10,000,000
License payment, royalty payment									$ 0	$ 0
Patent License Agreement | Maximum
Other Commitments [Line Items]
Royalty payment per year		$ 25,000
Royalty payment, cumulative amount				$ 1,000,000	$ 2,000,000
Nonexclusive Patents Llicense Agreement
Other Commitments [Line Items]
Royalty payment per year								$ 5,000
Percentage of net sales								0.40%